Income Taxes - Components of deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets
Fixed assets and intangible assets	$ 380	$ 130
Tax credits	8,845	3,386
Deferred share-based compensation	2,642	1,525
Loss and other carryforwards	23,767	35,191
Other	1,433	720
Gross deferred tax assets	37,067	40,952
Valuation allowance	(1,812)	(1,812)	$ (1,812)	$ (1,279)
Net deferred tax asset	35,255	39,140
Deferred tax liabilities
Accruals and reserves	(508)	(138)
Fixed assets and intangible assets	(47,871)	(53,849)
Deferred revenue	(14,024)	(21,896)
Other, net	(668)	(540)
Gross deferred tax liabilities	(63,071)	(76,423)
Net deferred tax liability	$ (27,816)	$ (37,283)